Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Assets and Liabilities Measured At Fair Value On A Recurring Basis

The following table presents the balances of assets measured at fair value on a recurring basis as of December 31, 2012:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Short-term investments:
Equity securities	$310	$–	$–	$310
Fixed income securities	–	160	–	160
Other current assets:
Interest rate swaps	–	7	–	7
Other assets:
Fixed income securities	–	943	–	943
Cross currency swaps	–	153	–	153

Total	$310	$1,263	$–	$1,573

(1)	quoted prices in active markets for identical assets or liabilities

(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities

(3)	no observable pricing inputs in the market

Schedule Of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases

The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$51,689	$61,552	$54,800	$64,485